Deferred tax	12 Months Ended
Dec. 31, 2022
Deferred tax
Deferred tax

12.  Deferred tax

The movement in deferred tax assets and liabilities during the year was as follows:

	Assets	Liabilities	Total
	$’m	$’m	$’m
At January 1, 2020	123	(235)	(112)
Credited/(charged) to the income statement (note 7)	5	(3)	2
Credited to other comprehensive income	—	—	—
Exchange	7	(12)	(5)
At December 31, 2020	135	(250)	(115)
Credited/(charged) to the income statement (note 7)	14	(22)	(8)
Charged to other comprehensive income	(5)	(12)	(17)
Exchange	(6)	10	4
At December 31, 2021	138	(274)	(136)
Credited/(charged) to the income statement (note 7)	36	(21)	15
(Charged)/credited to other comprehensive income	(21)	25	4
Exchange	(4)	17	13
At December 31, 2022	149	(253)	(104)

The components of deferred tax assets and liabilities are as follows:

	At December 31,
	2022	2021
	$’m	$’m
Tax losses	25	10
Employee benefit obligations	18	40
Depreciation timing differences	51	54
Provisions	32	23
Other	23	11
	149	138
Available for offset	(95)	(67)
Deferred tax assets	54	71
Intangible assets	(108)	(128)
Accelerated depreciation and other fair value adjustments	(123)	(96)
Other	(22)	(50)
	(253)	(274)
Available for offset	95	67
Deferred tax liabilities	(158)	(207)

The tax credit recognized in the consolidated income statement is analyzed as follows:

	Year ended
	December 31,
	2022	2021	2020
	$’m	$’m	$’m
Tax losses	15	7	(3)
Employee benefit obligations	3	2	(6)
Depreciation timing differences	(1)	4	—
Provisions	8	2	5
Other deferred tax assets	11	(1)	9
Intangible assets	13	22	18
Accelerated depreciation and other fair value adjustments	(29)	(31)	(19)
Other deferred tax liabilities	(5)	(13)	(2)
	15	(8)	2

Deferred tax assets are only recognized on tax loss carry forwards to the extent that the realization of the related tax benefit through future taxable profits is probable based on management’s forecasts. The Group did not recognize deferred tax assets of $17 million (2021: $4 million) in respect of tax losses amounting to $120 million (2021: $14 million) that can be carried forward against future taxable income due to uncertainty regarding their utilization.

No provision has been made for temporary differences applicable to investments in subsidiaries as the Group is in a position to control the timing of reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Given that exemptions and tax credits would be available in the context of the Group’s investments in subsidiaries in the majority of jurisdictions in which it operates, the aggregate amount of temporary differences in respect of which deferred tax liabilities have not been recognized would not be material.